Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 41,089	€ 39,797
Other receivables	579	16
Loans to employees	27	14
Loans to employees Non-current	180
Trade and other financial receivables	41,695	39,827
Trade and other financial receivables Non-current	180
Guarantee deposit	1,644	1,133
Non-current financial assets	1,644	1,133
Guarantee deposit	397	560
Financial investments	5,625	5,397
Other current financial assets	6,022	5,957
Cash and cash equivalents	105,554	83,308	€ 119,875	€ 113,865
Total Non-current	1,824	1,133
Total Current	€ 153,271	€ 129,092